Capital Management and Risk Policies - Additional information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure Of Credit Quality Of Debt Securities [abstract]
Percentage of central scenario probability of occurrence	70.00%
Percentage of downside scenario probability of occurrence	15.00%
Percentage of upside scenario probability of occurrence	15.00%